Financial Risk Management - Summary of contractual undiscounted cash flows (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	$ 606,450	$ 411,953
Non Derivatives | Trade and Other Payables
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	602,493	407,874
Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	3,957	4,079
Derivatives
Disclosure of Financial Instruments [Line Items]
Total derivatives	948	544
Derivatives | Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
Total derivatives	948	544
Less than 6 months | Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	602,710	408,170
Less than 6 months | Non Derivatives | Trade and Other Payables
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	602,493	407,874
Less than 6 months | Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	217	296
Less than 6 months | Derivatives
Disclosure of Financial Instruments [Line Items]
Total derivatives	948	544
Less than 6 months | Derivatives | Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
Total derivatives	948	544
6-12 months | Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	409	394
6-12 months | Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	409	394
Between 1 and 2 years | Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	584	546
Between 1 and 2 years | Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	584	546
More than 2 years | Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	3,017	3,628
More than 2 years | Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	3,017	3,628
Total Contractual cash flows | Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	606,720	412,738
Total Contractual cash flows | Non Derivatives | Trade and Other Payables
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	602,493	407,874
Total Contractual cash flows | Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	4,227	4,864
Total Contractual cash flows | Derivatives
Disclosure of Financial Instruments [Line Items]
Total derivatives	948	544
Total Contractual cash flows | Derivatives | Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
Total derivatives	$ 948	$ 544